NEW ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2024
NEW ACCOUNTING STANDARDS
NEW ACCOUNTING STANDARDS
26. NEW ACCOUNTING STANDARDS

26.1 RECENT ACCOUNTING STANDARDS ADOPTED BY THE COMPANY

The standards and amendments that came into effect for fiscal years beginning on or after January 1, 2024, did not have a material impact on the Company's financial statements. The Company did not early adopt any other standard, interpretation or amendment that has been issued but is not yet in effect.

Amendment to IAS 12 - Item 4A regarding the new Pillar Two tax rule

The amendments introduced by CPC 32 in December 2023 established a temporary exemption for the recognition and disclosure of deferred tax assets and liabilities related to Pillar Two income taxes, a measure that has been adopted by the Company since December 2023.

The Pillar Two rules came into effect in 2024 in several European countries, impacting multinationals operating in those countries. During the first three years, companies will be able to use simplified transition rules (Safe Harbor), which seek to reduce the complexity of calculations in the initial adaptation period. Since the Company has operations in jurisdictions where Pillar Two rules have been in effect since January 1, 2024, we have assessed the potential exposure of these entities to Pillar Two income taxes. This assessment was conducted based on the most recent accounting and tax information, and Safe Harbor tests were applied to this data. Based on the application of the Safe Harbor rules, it was concluded that the Company's entities are not subject to IR/CS adjustments and, therefore, no material impacts have been identified to date.

Amendments to IFRS 16 – Leases

Inclusion of requirements on variable payments for a sale-leaseback that aims to provide guidance on how to account for variable payments to the seller-lessee in a sales and leaseback transaction. These amendments had no impact on the individual and consolidated financial statements of the Cosan Group, as they are not applicable to the Company.

Changes to IAS 1 – Presentation of Financial Statements

The IASB has issued amendments to IAS 1 to improve the information provided by an entity that has restrictive clauses (covenants) that may affect the classification of its debts depending on whether or not these clauses are complied with. In particular, the amendments aim to clarify that failure to comply with these clauses within the assessment period may affect the classification between current and non-current, determining that there is no reclassification to be made if the covenants had an impact only after the assessment period. In the financial statement, we had no impacts regarding the change in the standard, as this assessment is already carried out and the Company's debts are classified according to the monitoring of the covenants.

Amendments to IAS 7 and IFRS 7) - Supplier financing arrangements ("Drawer Risk")

The amendments introduce two new disclosure objectives – one in IAS 7 and one in IFRS 7 – for a company to provide information about its supplier financing arrangements that allows the reader of the financial statements to assess the effects of those arrangements on the company's liabilities and cash flows. It will also be necessary to disclose the type and effect of non-monetary changes in the carrying amounts of financial liabilities that form part of a supplier financing arrangement. The Company has companies in the group where there are operations with a risk drawn, however, for consolidation purposes, as per the breakdown of financial instruments in note 5, the amounts are not material for disclosure purposes.

26.2 NEW STANDARDS AND INTERPRETATIONS NOT YET IN FORCE

The new and amended standards and interpretations issued but not yet in force as of the date of issuance of the Company's financial statements are described below, except for those which, in the assessment of Management, do not have the potential to produce effects on the financial statements. The Company intends to adopt these new and amended standards and interpretations, if applicable, when they come into force.

Amendments to IAS 21 – Effects of Changes in Exchange Rates and Translation of Financial Statements and CPC 37 (R1) – Initial Adoption of International Accounting Standards

In September 2024, the Accounting Pronouncements Committee (CPC) issued Revision of Technical Pronouncements No. 27, which introduced amendments to CPC 02 (R2) and CPC 37 (R1). The amendments define the concept of convertible currency and provide guidance on the treatment of non-convertible currencies, which should be measured at the measurement date in accordance with the purpose of the transaction. If the currency is non-convertible, the exchange rate to be used should reflect market conditions, and, in the case of multiple rates, the one that best represents the settlement of cash flows should be used. The pronouncement also reinforces the importance of disclosures about non-convertible currencies so that the financial impacts and risks are understood. The amendments are effective for financial statements beginning on or after January 1, 2025, but are not expected to have a material impact on the Group's financial statements.

IFRS 18 - Presentation and disclosure in financial statements

In April 2024, the IASB issued IFRS 18, which replaces IAS 1. IFRS 18 establishes new requirements for the presentation of the statement of profit or loss, including specific totals and subtotals. In addition, entities must classify all revenues and expenses into one of the following five categories: operating, investing, financing, income taxes, and discontinued operations, with the first three categories being new.

The standard also requires the disclosure of performance measures defined by management, subtotals of revenues and expenses, and imposes new requirements for the aggregation and disaggregation of financial information, based on the “functions” identified in the primary financial statements and explanatory notes.

In addition, specific changes were made to IAS 7, such as the modification of the starting point for determining cash flows from operations using the indirect method, which changes from "profit or loss for the period" to "operating profit or loss", and the removal of the option to classify cash flows from dividends and interest.

The amendments to IFRS 18 will be effective for reporting periods beginning on or after January 1, 2027, and must be applied retrospectively. The Group is currently working to identify all the impacts that these changes will have on its financial statements and respective explanatory notes in order to be in force with the new requirement within the established deadline.

IFRS 19 - Subsidiaries without Public Responsibility

In May 2024, the IASB released IFRS 19, effective January 1, 2027, which allows qualifying entities to choose to apply reduced disclosure requirements while maintaining the recognition, measurement and presentation criteria in accordance with other IFRS accounting standards. To qualify, at the end of the reporting period, the entity must be considered controlled as defined in IFRS 10, must not have public responsibility and must have a parent company (final or intermediate) that prepares consolidated financial statements, available to the public, in accordance with IFRS standards.

IFRS 19 will be effective for reporting periods beginning on or after January 1, 2027. These modifications are not expected to have a material impact on the Group's financial statements.

Amendments to IAS 28 - Investment in associates, subsidiaries and joint ventures

In September 2024, the Accounting Pronouncements Committee (CPC) published modifications to Technical Pronouncement CPC 18 (R3) and Technical Interpretation ICPC 09 (R3), with the aim of aligning Brazilian accounting standards with international standards issued by the IASB.

The update to CPC 18 addresses the application of the equity method (EIM) for measuring investments in subsidiaries in the Individual Financial Statements, reflecting the change in international standards, which now allow this practice in the Separate Financial Statements. This adjustment aims to harmonize accounting practices adopted in Brazil with international ones, without causing significant impacts in relation to the current standard, limited to adjustments in the wording and updating of normative references. The changes are effective for financial reporting periods beginning on or after January 1, 2025. These modifications are not expected to have a material impact on the Group's financial statements.

Amendments to IFRS 09 - Financial instruments and IFRS 07 - Financial instruments: Disclosure

The changes to the technical pronouncements seek to make certain requirements of the standard clearer and more consistent considering the following topics: (i) classification of financial assets with characteristics linked to Environmental, Social and Governance ("ESG"); and (ii) derecognition of liabilities settled through electronic payment systems. In addition, they introduce additional disclosure requirements for companies with investments in equity instruments designated at fair value through other comprehensive income. The changes are not expected to have a material impact on Group's financial statements.

Amendments to IFRS 9 and IFRS 7 Standards - Contracts Referencing Electricity Dependent on Nature

In December 2024, the IASB issued specific amendments to IFRS 9 - Financial Instruments and IFRS 7 - Financial Instruments: Disclosures to enable companies to better report the financial impacts of nature-related electricity contracts, which are generally structured as power purchase agreements.

Nature-related electricity contracts help companies secure the supply of electricity from sources such as wind and solar energy. The amount of electricity generated by these contracts can vary based on uncontrollable factors, such as weather conditions. The amendments to IFRS 9 and IFRS 7 includes:

  Clarifying the application of the "own use" requirements;
  Allowing hedge accounting if these contracts are used as hedging instruments;
  Adding new disclosure requirements to enable investors to understand the effect of these contracts on a company's financial performance and cash flows.

The changes are not expected to have a material impact on Group's financial statements.